As filed with the Securities and Exchange Commission on November 6, 2013

Registration Nos. 2-90949

811-04014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 45

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 46

MERIDIAN FUND, INC.®

(Exact name of Registrant as Specified in Charter)

100 Fillmore Street

Suite 305

Denver, CO 80206

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 398-2929

David Corkins 100 Fillmore Street Suite 325 Denver, CO 80206	With copies to: Robert M. Kurucza, Esq. Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001
(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 6th day of November, 2013.

MERIDIAN FUND, INC.®(Registrant)

/s/ David Corkins
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ David Corkins David Corkins	President (Principal Executive Officer)	November 6, 2013

/s/ Derek Mullins Derek Mullins	Chief Financial (Principal Financial Officer) and Treasurer	November 6, 2013

/s/ Ronald Rotter *Ronald Rotter	Director	November 6, 2013

/s/ Michael S. Erickson *Michael S. Erickson	Director	November 6, 2013

/s/ James B. Glavin *James B. Glavin	Director and Chairman of the Board	November 6, 2013

/s/ Michael Stolper *Michael Stolper	Director	November 6, 2013

/s/ John S. Emrich *John S. Emrich	Director	November 6, 2013

*By:	/s/ Stephanie Bullington
Stephanie Bullington**
Attorney-in-Fact

**Executed by Stephanie Bullington pursuant to a Power of Attorney incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on October 25, 2013.

SCHEDULE OF EXHIBITS TO FORM N-1A

Meridian Fund, Inc.

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase